Borrowings - Financial Liabilities (Details Narrative) $ in Thousands		1 Months Ended		6 Months Ended
	Mar. 15, 2024 USD ($)	Aug. 31, 2024 USD ($) Capacity	May 31, 2024 USD ($) Vessel capacity in DWT	Jun. 30, 2024 USD ($) Vessel capacity in DWT	Jul. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Sale Leaseback Transaction [Line Items]
Finance lease liabilities				$ 444,901		$ 468,414
Zim Seagull [Member] | Subsequent Event [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built		2024
Vessel type		Containership
Vessel capacity in TEU | Capacity		5,300
Financial Liabilities [Member] | Navios Azimuth [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date				February 2024
Finance lease, liability				$ 16,800
Vessel year built				2011
Vessel type				Capesize
Vessel capacity in DWT | Vessel capacity in DWT				179,169
Amount drawn down	$ 16,800
Finance lease liabilities				$ 16,256
Maturity date				first quarter of 2030
Debt instrument, description of variable rate basis				SOFR
Debt instrument, basis spread on variable rate				2.25%
Financial Liabilities [Member] | One New Building Vessel [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date				January 2024
Vessel type				Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT				115,000
Finance lease liabilities				$ 45,260
Maturity date				seven years after the drawdown date
Debt instrument, description of variable rate basis				SOFR
Debt instrument, basis spread on variable rate				1.90%
Financial Liabilities [Member] | Two Containerships And Two Aframax [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date				November 2023
Vessel year built				2024
Vessel type				Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT				115,699
Vessel capacity in TEU | Vessel capacity in DWT				5,300
Finance lease liabilities				$ 175,600
Maturity date				ten years after each drawdown date
Debt instrument, description of variable rate basis				SOFR
Debt instrument, basis spread on variable rate				2.00%
Financial Liabilities [Member] | Two Containerships And Two Aframax [Member] | Subsequent Event [Member]
Sale Leaseback Transaction [Line Items]
Amount drawn down		$ 43,850
Line of credit facility, remains to be drawn					$ 131,750
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date				May 2023
Finance lease, liability				$ 178,000
Vessel year built				2024
Vessel type				Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT				115,651
Vessel capacity in TEU | Vessel capacity in DWT				5,300
Amount drawn down			$ 44,500
Finance lease liabilities				$ 43,970
Maturity date				ten years after each drawdown date
Debt instrument, description of variable rate basis				SOFR
Debt instrument, basis spread on variable rate				2.10%
Financial Liabilities [Member] | Twelve Containerships [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date				October 2022
Finance lease, liability				$ 100,000
Vessel year built			2007
Vessel capacity in TEU | Vessel capacity in DWT			3,450
Finance lease liabilities				$ 55,223
Debt instrument, description of variable rate basis				Term SOFR
Debt instrument, basis spread on variable rate				2.10%
Drawn down date				October 31, 2022
Line of credit discount				$ 800
Prepayment of sale and leaseback transaction			$ 4,411
Financial Liabilities [Member] | Zim Seagull [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built				2024
Vessel capacity in TEU | Vessel capacity in DWT				5,300
Financial Liabilities [Member] | Zim Seagull [Member] | Subsequent Event [Member]
Sale Leaseback Transaction [Line Items]
Amount drawn down		$ 44,500
Line of credit facility, remains to be drawn					$ 89,000